Label	Element	Value
Cash	us-gaap_Cash	$ 94,500,000
Cash	us-gaap_Cash	75,000,000
Cash	us-gaap_Cash	278,800,000
Cash Equivalents, at Carrying Value	us-gaap_CashEquivalentsAtCarryingValue	12,600,000
Cash Equivalents, at Carrying Value	us-gaap_CashEquivalentsAtCarryingValue	3,900,000
Cash Equivalents, at Carrying Value	us-gaap_CashEquivalentsAtCarryingValue	$ 2,800,000